Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Lease expense	$ 76,801	$ 60,494
Interest expense	3,767	4,835
Amortization expenses of ROU assets	73,034	55,659
Cash paid for operating leases	$ 91,691	$ 77,674